Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.7%
110,183	iShares 20+ Year Treasury Bond ETF	$14,552,971	1.8
228,459	iShares MSCI EAFE Small-Cap ETF	15,155,970	1.9

	Total Exchange-Traded Funds
	(Cost $32,638,961)	29,708,941	3.7

MUTUAL FUNDS: 96.1%
	Affiliated Investment Companies: 96.1%
5,401,759	Voya Emerging Markets Index Portfolio - Class P2	66,981,809	8.5
12,913,863	Voya International Index Portfolio - Class P2	146,959,767	18.5
2,344,539	Voya Russell Mid Cap Index Portfolio - Class P2	32,565,646	4.1
2,967,207	Voya Russell Small Cap Index Portfolio - Class P2	49,166,620	6.2
7,792,909	Voya U.S. Bond Index Portfolio - Class P2	78,552,521	9.9
18,483,377	Voya U.S. Stock Index Portfolio - Class P2	387,966,085	48.9

	Total Mutual Funds
	(Cost $710,669,155)	762,192,448	96.1

	Total Investments in Securities (Cost $743,308,116)	$791,901,389	99.8
	Assets in Excess of Other Liabilities	1,387,116	0.2
	Net Assets	$793,288,505	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$29,708,941	$–	$–	$29,708,941
Mutual Funds	762,192,448	–	–	762,192,448
Total Investments, at fair value	$791,901,389	$–	$–	$791,901,389
Liabilities Table
Other Financial Instruments+
Futures	$(1,054,800)	$–	$–	$(1,054,800)
Total Liabilities	$(1,054,800)	$–	$–	$(1,054,800)

Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$62,147,413	$13,802,055	$(2,764,239)	$(6,203,420)	$66,981,809	$-	$857,448	$-
Voya International Index Portfolio - Class P2	144,693,779	17,692,079	(4,595,658)	(10,830,433)	146,959,767	-	697,821	-
Voya Russell Mid Cap Index Portfolio - Class P2	32,471,224	2,533,611	(562,202)	(1,876,987)	32,565,646	-	19,369	-
Voya Russell Small Cap Index Portfolio - Class P2	47,276,136	6,591,773	(791,724)	(3,909,565)	49,166,620	-	279,713	-
Voya U.S. Bond Index Portfolio - Class P2	73,302,591	27,157,929	(17,693,486)	(4,214,513)	78,552,521	367,542	(827,561)	-
Voya U.S. Stock Index Portfolio - Class P2	419,711,080	21,292,704	(23,813,084)	(29,224,615)	387,966,085	-	9,776,384	-
	$779,602,223	$89,070,151	$(50,220,393)	$(56,259,533)	$762,192,448	$367,542	$10,803,174	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2022, the following futures contracts were outstanding for Voya Index Solution 2040 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
90-Day Eurodollar	61	06/13/22	$15,016,675	$(17,305)
			$15,016,675	$(17,305)
Short Contracts:
MSCI EAFE Index	(73)	06/17/22	(7,827,060)	(412,942)
MSCI Emerging Markets Index	(135)	06/17/22	(7,597,125)	(624,553)
			$(15,424,185)	$(1,037,495)

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $744,941,418.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$66,708,804
Gross Unrealized Depreciation	(20,803,633)
Net Unrealized Appreciation	$45,905,171